Schedule of investments

Delaware Strategic Income Fund April 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 6.93%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 3.337% (LIBOR01M + 2.85%)
11/25/29 •	25,000	$22,905
Series 2018-C02 2M2 2.687% (LIBOR01M + 2.20%,
Floor 2.20%) 8/25/30 •	476,527	416,667
Series 2018-C03 1M2 2.637% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 •	590,000	529,297
Series 2018-C05 1M2 2.837% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 •	585,000	522,198
Fannie Mae REMICs
Series 2017-77 HZ 3.50% 10/25/47	48,157	50,516
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.737% (LIBOR01M + 3.25%,
Floor 3.25%) 7/25/29 •	250,000	238,231
Series 2018-HQA1 M2 2.787% (LIBOR01M + 2.30%)
9/25/30 •	522,721	459,711
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA2 M2 144A 3.587% (LIBOR01M +
3.10%) 3/25/50 #•	500,000	349,567
GNMA
Series 2013-113 LY 3.00% 5/20/43	22,000	23,911
Series 2017-34 DY 3.50% 3/20/47	20,000	22,639
Series 2017-56 JZ 3.00% 4/20/47	33,916	36,844
Series 2017-107 QZ 3.00% 8/20/45	22,804	24,478
Series 2017-130 YJ 2.50% 8/20/47	25,000	27,167
Total Agency Collateralized Mortgage Obligations (cost $3,130,233)		2,724,131

Agency Commercial Mortgage-Backed Securities – 1.50%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K058 A2 2.653% 8/25/26 ⯁	80,000	87,131
FREMF Mortgage Trust
Series 2013-K25 C 144A 3.744% 11/25/45 #•	45,000	44,098
Series 2014-K717 B 144A 3.754% 11/25/47 #•	35,000	35,207
Series 2014-K717 C 144A 3.754% 11/25/47 #•	20,000	19,992
Series 2015-K721 B 144A 3.681% 11/25/47 #•	235,000	237,592
Series 2016-K53 B 144A 4.157% 3/25/49 #•	50,000	52,878
Series 2016-K722 B 144A 3.975% 7/25/49 #•	75,000	75,953
Series 2017-K71 B 144A 3.882% 11/25/50 #•	35,000	35,366
Total Agency Commercial Mortgage-Backed Securities (cost $574,485)		588,217

NQ-023 [4/20] 6/20 (1204345) 1

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 1.38%
Fannie Mae S. F. 30 yr
3.00% 4/1/48	46,341	$48,948
4.00% 4/1/48	165,751	177,824
4.50% 5/1/46	13,561	14,996
4.50% 9/1/48	33,727	36,828
6.00% 7/1/41	18,618	21,483
Freddie Mac S. F. 30 yr
4.00% 10/1/47	225,608	241,526
Total Agency Mortgage-Backed Securities (cost $529,331)		541,605

Convertible Bonds – 1.41%
Boingo Wireless 1.00% exercise price $42.32, maturity
date 10/1/23	385,000	341,403
Cheniere Energy 4.25% exercise price $138.38, maturity
date 3/15/45	400,000	214,686
Total Convertible Bonds (cost $633,763)		556,089

Corporate Bonds – 48.94%
Banking - 7.02%
Bank of America
2.496% 2/13/31 µ	75,000	76,078
5.125% µy	180,000	176,975
BBVA Bancomer 144A 6.75% 9/30/22 #	236,000	245,900
Credit Suisse Group 144A 6.25% #µy	500,000	514,956
JPMorgan Chase & Co.
2.522% 4/22/31 µ	35,000	35,805
3.109% 4/22/41 µ	20,000	20,776
3.109% 4/22/51 µ	30,000	31,088
5.00% µy	165,000	153,565
Popular 6.125% 9/14/23	449,000	435,440
Royal Bank of Scotland Group 8.625% µy	535,000	548,082
Turkiye Garanti Bankasi 144A 5.875% 3/16/23 #	220,000	217,009
UBS Group 6.875% µy	200,000	201,495
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	125,000	101,468
		2,758,637
Basic Industry - 9.20%
Air Products and Chemicals
2.05% 5/15/30	15,000	15,286
2.80% 5/15/50	10,000	10,186
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	400,000	404,698
Chemours 7.00% 5/15/25	235,000	222,051
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	218,000	211,355
CSN Islands XI 144A 6.75% 1/28/28 #	235,000	154,806

2 NQ-023 [4/20] 6/20 (1204345)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	$200,614
Freeport-McMoRan 5.45% 3/15/43	538,000	498,645
Georgia-Pacific 144A 2.30% 4/30/30 #	50,000	50,011
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	200,000	211,980
GUSAP III 144A 4.25% 1/21/30 #	430,000	392,655
Hudbay Minerals 144A 7.625% 1/15/25 #	145,000	131,907
LYB International Finance III 2.875% 5/1/25	20,000	20,226
Methanex 5.25% 12/15/29	235,000	198,492
Newmont 2.25% 10/1/30	45,000	44,629
Novolipetsk Steel Via Steel Funding DAC 144A 4.00%
9/21/24 #	200,000	207,725
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	190,055
PolyOne 144A 5.75% 5/15/25 #	24,000	24,315
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	222,205
Teck Resources 6.25% 7/15/41	215,000	202,892
		3,614,733
Brokerage - 1.08%
Charles Schwab 5.375% µy	35,000	36,400
Jefferies Group 6.50% 1/20/43	365,000	386,270
		422,670
Capital Goods - 1.52%
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	186,460
Mauser Packaging Solutions Holding 144A 7.25%
4/15/25 #	247,000	194,821
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	155,000	154,930
TransDigm 144A 6.25% 3/15/26 #	62,000	60,974
		597,185
Communications - 4.62%
Altice Financing 144A 5.00% 1/15/28 #	230,000	225,687
AMC Networks 4.75% 8/1/25	12,000	11,023
Charter Communications Operating
2.80% 4/1/31	20,000	20,160
3.70% 4/1/51	30,000	29,285
4.80% 3/1/50	30,000	34,017
5.125% 7/1/49	80,000	95,295
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	35,000	29,319
Comcast 3.20% 7/15/36	30,000	32,524
CSC Holdings 5.875% 9/15/22	18,000	18,823
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	235,000	243,143
Netflix 144A 3.625% 6/15/25 #	55,000	55,894
Radiate Holdco 144A 6.625% 2/15/25 #	217,000	216,414
Sirius XM Radio 144A 4.625% 7/15/24 #	54,000	55,339

NQ-023 [4/20] 6/20 (1204345) 3

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Sprint 7.875% 9/15/23	205,000	$231,650
Time Warner Cable 7.30% 7/1/38	170,000	224,892
Time Warner Entertainment 8.375% 3/15/23	80,000	92,653
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	210,000	197,862
		1,813,980
Consumer Cyclical - 1.90%
Future Retail 144A 5.60% 1/22/25 #	225,000	61,371
Prime Security Services Borrower 144A 5.75% 4/15/26 #	350,000	346,500
Resorts World Las Vegas 144A 4.625% 4/16/29 #	200,000	179,167
Scientific Games International 144A 8.25% 3/15/26 #	172,000	130,668
VF 2.40% 4/23/25	30,000	30,469
		748,175
Consumer Non-Cyclical - 2.66%
Aramark Services 144A 5.00% 2/1/28 #	40,000	38,364
Bausch Health 144A 5.50% 11/1/25 #	47,000	49,092
CVS Health 4.30% 3/25/28	190,000	214,441
MHP 144A 6.95% 4/3/26 #	200,000	186,568
Rede D’or Finance 144A 4.50% 1/22/30 #	270,000	229,675
Tenet Healthcare 6.875% 11/15/31	100,000	87,210
Teva Pharmaceutical Finance Netherlands III 6.75%
3/1/28	200,000	206,630
US Foods 144A 6.25% 4/15/25 #	32,000	32,880
		1,044,860
Electric - 6.74%
Calpine 144A 5.25% 6/1/26 #	455,000	465,456
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	200,000	200,460
Duke Energy 4.875% µy	230,000	227,860
IPALCO Enterprises 3.70% 9/1/24	345,000	362,015
Israel Electric 144A 5.00% 11/12/24 #	200,000	219,462
NRG Energy 144A 4.45% 6/15/29 #	335,000	345,080
Southern California Edison
3.65% 2/1/50	50,000	54,305
4.875% 3/1/49	195,000	248,375
Vistra Operations
144A 3.55% 7/15/24 #	460,000	463,724
144A 5.50% 9/1/26 #	61,000	63,153
		2,649,890
Energy - 7.48%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	300,000	321,038
Ecopetrol 6.875% 4/29/30	195,000	201,585
Energy Transfer Operating 7.125% µy	195,000	155,634
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	220,000	207,940

4 NQ-023 [4/20] 6/20 (1204345)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
KazMunayGas National 144A 6.375% 10/24/48 #	400,000	$417,031
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	190,454
Marathon Oil 4.40% 7/15/27	145,000	112,615
MPLX 5.50% 2/15/49	105,000	104,816
Noble Energy 4.20% 10/15/49	265,000	181,195
Petrobras Global Finance 144A 5.093% 1/15/30 #	195,000	178,357
Petroleos Mexicanos 6.50% 1/23/29	200,000	156,700
Precision Drilling 7.75% 12/15/23	220,000	98,406
Saudi Arabian Oil 144A 4.25% 4/16/39 #	200,000	206,394
Southwestern Energy 7.75% 10/1/27	465,000	407,573
		2,939,738
Finance Companies - 0.16%
Avolon Holdings Funding 144A 3.95% 7/1/24 #	20,000	17,243
International Lease Finance 8.625% 1/15/22	45,000	45,929
		63,172
Insurance - 2.27%
AssuredPartners 144A 7.00% 8/15/25 #	238,000	223,125
Brighthouse Financial
3.70% 6/22/27	170,000	163,486
4.70% 6/22/47	155,000	133,989
HUB International 144A 7.00% 5/1/26 #	135,000	134,021
USI 144A 6.875% 5/1/25 #	235,000	237,056
		891,677
Technology - 1.70%
CDK Global 5.875% 6/15/26	23,000	24,199
CommScope Technologies 144A 5.00% 3/15/27 #	448,000	385,862
NXP
144A 2.70% 5/1/25 #	5,000	5,067
144A 3.40% 5/1/30 #	10,000	10,094
144A 4.30% 6/18/29 #	13,000	13,842
Verscend Escrow 144A 9.75% 8/15/26 #	220,000	230,736
		669,800
Transportation - 2.09%
Aerovias de Mexico 144A 7.00% 2/5/25 #	225,000	86,625
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	230,000	123,050
Delta Air Lines 144A 7.00% 5/1/25 #	390,000	400,127
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #^	255,000	158,381
Union Pacific 3.25% 2/5/50	50,000	51,561
		819,744

NQ-023 [4/20] 6/20 (1204345) 5

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities - 0.50%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	$196,540
		196,540

Total Corporate Bonds (cost $20,368,027)		19,230,801

Municipal Bonds – 1.83%
Bay Area, California Toll Authority
(Build America Bonds) Series S-3 6.907% 10/1/50	170,000	286,146
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	90,000	137,795
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	68,469
State of California Various Purposes
7.55% 4/1/39	135,000	226,954

Total Municipal Bonds (cost $652,288)		719,364

Non-Agency Asset-Backed Securities – 2.37%
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.202% 11/25/36 •	341,274	339,366
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	49,250	48,100
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	493,950	472,359
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	25,157	25,119
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	48,875	46,836
Total Non-Agency Asset-Backed Securities
(cost $928,083)		931,780

Non-Agency Collateralized Mortgage Obligations – 11.57%
Chase Home Lending Mortgage Trust
Series 2019-ATR2 A3 144A 3.50% 7/25/49 #•	67,189	67,736
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 2.937% (LIBOR01M +
2.45%) 7/25/31 #•	540,062	481,055
Series 2019-R07 1M2 144A 2.587% (LIBOR01M +
2.10%) 10/25/39 #•	500,000	432,258
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	27,265	26,695
Flagstar Mortgage Trust
Series 2018-5 A7 144A 4.00% 9/25/48 #•	29,535	29,563

6 NQ-023 [4/20] 6/20 (1204345)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #•	34,473	$34,517
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #•	14,200	13,985
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	26,748	27,692
Series 2007-A1 7A4 4.248% 7/25/35 •	41,321	34,181
Series 2014-2 B1 144A 3.399% 6/25/29 #•	50,879	49,548
Series 2014-2 B2 144A 3.399% 6/25/29 #•	50,879	49,423
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	100,000	99,736
Series 2015-4 B1 144A 3.62% 6/25/45 #•	88,449	86,161
Series 2015-4 B2 144A 3.62% 6/25/45 #•	88,449	85,840
Series 2015-5 B2 144A 3.06% 5/25/45 #•	92,904	92,330
Series 2015-6 B1 144A 3.595% 10/25/45 #•	87,127	85,882
Series 2015-6 B2 144A 3.595% 10/25/45 #•	87,127	85,399
Series 2016-4 B1 144A 3.889% 10/25/46 #•	90,792	90,718
Series 2016-4 B2 144A 3.889% 10/25/46 #•	90,792	89,184
Series 2017-2 A3 144A 3.50% 5/25/47 #•	25,458	25,899
Series 2018-4 A15 144A 3.50% 10/25/48 #•	26,797	26,910
Series 2020-1 A4 144A 3.50% 6/25/50 #•	467,405	468,324
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #•	75,299	77,854
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.93% 4/25/44 #•	449,369	440,926
Series 2014-2 A4 144A 3.50% 7/25/44 #•	22,286	22,794
Series 2015-1 B2 144A 3.876% 1/25/45 #•	42,204	41,458
Series 2017-4 A1 144A 3.50% 7/25/47 #•	56,608	58,018
Series 2017-5 B2 144A 3.841% 8/25/47 #•	467,393	456,580
Series 2017-6 B2 144A 3.751% 9/25/47 #•	467,696	455,069
Series 2017-7 B2 144A 3.758% 10/25/47 #•	469,529	456,315
Series 2018-5 A4 144A 3.50% 5/25/48 #•	49,532	50,117
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ⯁	4,154	296
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.995% 4/25/36 •	4,657	4,173
Total Non-Agency Collateralized Mortgage Obligations (cost $4,811,754)		4,546,636

Non-Agency Commercial Mortgage-Backed Securities – 3.89%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	60,000	57,227
Series 2017-BNK8 C 4.208% 11/15/50 •	100,000	85,924

NQ-023 [4/20] 6/20 (1204345) 7

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

Principal amount°		Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	100,000	$103,740
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	89,846
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	75,000	78,395
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	109,905
Series 2014-CR19 A5 3.796% 8/10/47	80,000	84,352
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #•	150,000	147,500
Series 2015-GC32 A4 3.764% 7/10/48	75,000	79,667
Series 2017-GS6 A3 3.433% 5/10/50	75,000	77,434
Series 2018-GS9 A4 3.992% 3/10/51 •	40,000	44,456
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	105,000	113,607
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	130,000	127,235
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	77,972
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	72,642
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	54,390	31,790
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	69,463	68,481
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 •	70,000	78,518
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,614,969)		1,528,691

Loan Agreements – 4.59%
Acrisure Tranche B 5.207% (LIBOR03M + 3.50%)
2/15/27 •	124,369	115,974
Applied Systems 2nd Lien 8.45% (LIBOR03M + 7.00%)
9/19/25 •	225,822	217,918
AssuredPartners 4.489% (LIBOR01M + 3.50%) 2/12/27 •	123,986	116,733
AthenaHealth Tranche B 1st Lien 5.284% (LIBOR03M +
4.50%) 2/11/26 •	124,060	115,841
Blue Ribbon 1st Lien 5.623% (LIBOR03M + 4.00%)
11/15/21 •	53,647	36,078
Buckeye Partners 3.766% (LIBOR01M + 2.75%) 11/1/26 •	83,079	78,406
BWay Holding 4.561% (LIBOR03M + 3.25%) 4/3/24 •	65,539	56,855
Calpine 2.66% (LIBOR01M + 2.25%) 1/15/24 •	10,903	10,581
Connect US Finco 5.50% (LIBOR01M + 4.50%)
12/12/26 •	75,000	69,938

8 NQ-023 [4/20] 6/20 (1204345)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Cushman & Wakefield US 3.154% (LIBOR01M + 2.75%)
8/21/25 •	51,218	$47,688
Frontier Communications Tranche B-1 5.35% (LIBOR03M
+ 3.75%) 6/17/24 •	296,600	290,296
Gentiva Health Services Tranche B 3.688% (LIBOR01M +
3.25%) 7/2/25 •	99,652	94,420
Kronos 4.763% (LIBOR03M + 3.00%) 11/1/23 •	139,663	135,212
Kronos 2nd Lien 10.013% (LIBOR03M + 8.25%) 11/1/24 •	100,000	96,625
Panda Liberty Tranche B-2 7.95% (LIBOR03M + 6.50%)
8/21/20 •	6,000	5,640
Panda Patriot Tranche B-1 7.20% (LIBOR03M + 5.75%)
12/19/20 •	19,842	18,652
Stars Group Holdings 4.95% (LIBOR03M + 3.50%)
7/10/25 •	61,500	60,885
Summit Midstream Partners Holdings 7.00% (LIBOR01M +
6.00%) 5/13/22 •	154,122	30,824
Terrier Media Buyer TBD 12/17/26 X	14,000	13,067
Ultimate Software Group 1st Lien 4.154% (LIBOR01M +
3.75%) 5/4/26 •	118,767	113,867
Verscend Holding Tranche B 4.904% (LIBOR01M +
4.50%) 8/27/25 •	83,453	79,111
Total Loan Agreements (cost $2,019,808)		1,804,611

Sovereign Bonds – 5.88%Δ
Brazil - 0.46%
Brazilian Government International Bond 4.75% 1/14/50	200,000	180,750
		180,750
Egypt - 0.49%
Egypt Government International Bond 144A
7.60% 3/1/29 #	200,000	190,541
		190,541
El Salvador - 0.44%
El Salvador Government International Bond 144A
7.65% 6/15/35 #	217,000	173,296
		173,296
Ghana - 0.41%
Ghana Government International Bond 144A
7.875% 3/26/27 #	200,000	159,990
		159,990
Ivory Coast - 0.44%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #	200,000	173,154
		173,154

NQ-023 [4/20] 6/20 (1204345) 9

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mongolia - 0.52%
Mongolia Government International Bond 144A
5.625% 5/1/23 #	230,000	$205,851
		205,851
Paraguay - 0.53%
Paraguay Government International Bond 144A
4.95% 4/28/31 #	200,000	207,375
		207,375
Peru - 1.04%
Peruvian Government International Bond
2.392% 1/23/26	200,000	203,400
2.844% 6/20/30	199,000	206,562
		409,962
Qatar - 0.54%
Qatar Government International Bond 144A
3.40% 4/16/25 #	200,000	213,133
		213,133
Senegal - 0.43%
Senegal Government International Bond 144A
6.75% 3/13/48 #	200,000	167,446
		167,446
Uzbekistan - 0.58%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	226,000	227,836
		227,836
Total Sovereign Bonds (cost $2,431,314)		2,309,334

Supranational Bank – 0.46%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #	200,000	181,192
Total Supranational Bank (cost $200,000)		181,192

US Treasury Obligations – 5.49%
US Treasury Inflation Indexed Note
0.125% 10/15/24	186,524	190,783
US Treasury Notes
0.50% 3/31/25	1,814,600	1,827,217
1.50% 2/15/30	130,000	140,583
Total US Treasury Obligations (cost $2,156,836)		2,158,583

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(Unaudited)

	Number of shares	Value (US $)
Preferred Stock – 0.97%
Morgan Stanley 5.55%µ	115,000	$105,826
US Bancorp 4.86% (LIBOR03M + 1.02%) •	350	274,087
Total Preferred Stock (cost $363,428)		379,913

Short-Term Investments – 0.52%
Money Market Mutual Funds - 0.52%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.21%)	40,720	40,720
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.16%)	40,721	40,721
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.25%)	40,721	40,721
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.13%)	40,721	40,721
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.14%)	40,721	40,721
Total Short-Term Investments (cost $203,604)		203,604

Total Value of Securities – 97.73%
(cost $40,617,923)		38,404,551
Receivables and Other Assets Net of Liabilities – 2.27% ★		893,238
Net Assets Applicable to 5,145,696 Shares Outstanding – 100.00%		$39,297,789

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2020, the aggregate value of Rule 144A securities was $19,639,098, which represents
49.98% of the Fund’s net assets.
⯁	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $6,545 represents cash pledged as collateral for open futures contracts.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020.
Rate will reset at a future date.
y	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on

NQ-023 [4/20] 6/20 (1204345) 11

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after April 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at April 30, 2020:

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury 5
15	yr Notes	$1,882,265	$1,818,785	6/30/20	$63,480	$—	$1,055
	US Treasury 10
(5)	yr Notes	(695,312)	(680,229)	6/19/20	—	(15,083)	(469)
Total Futures Contracts			$1,138,556		$63,480	$(15,083)	$586

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
BB – Barclays Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange
JPM – JPMorgan
LB – Lehman Brothers
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBD – To be determined
USD – US Dollar
yr – Year

12 NQ-023 [4/20] 6/20 (1204345)